PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Jan. 03, 2015	Jun. 28, 2014	Sep. 28, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Components of net periodic benefit cost:
Recognized (loss) gain on curtailment	$ 1.0	$ 0.6	$ (1.6)	$ 1.6	$ (1.6)
Net gain amount on curtailments and settlement	(1.0)	(0.6)	1.6	(1.6)	1.6
OCP and DES businesses | (Loss) from discontinued operations, net of tax
Components of net periodic benefit cost:
Recognized (loss) gain on curtailment					(2.7)
Net gain amount on curtailments and settlement					2.7
U.S..
Components of net periodic benefit cost:
Service cost				0.4	0.4
Interest cost				44.7	39.7
U.S.. | Continuing operations
Components of net periodic benefit cost:
Service cost				0.4	0.4	0.3
Interest cost				44.7	39.7	40.3
Expected return on plan assets				(52.0)	(48.1)	(45.9)
Recognized net actuarial loss				16.2	17.7	14.3
Amortization of prior service cost (credit)				1.2	0.3	0.4
Recognized loss on settlement				0.6		0.6
Net periodic benefit cost (credit)				11.1	10.0	10.0
Int'l
Components of net periodic benefit cost:
Service cost				12.9	13.0
Interest cost				23.8	23.3
Amortization of transition asset					(0.1)	(0.5)
Int'l | Continuing operations
Components of net periodic benefit cost:
Service cost				12.9	13.0	9.1
Interest cost				23.8	23.3	24.5
Expected return on plan assets				(26.0)	(22.6)	(22.1)
Recognized net actuarial loss				5.2	6.3	3.1
Amortization of prior service cost (credit)				0.4	0.5	0.4
Amortization of transition asset					(0.1)	(0.5)
Recognized (loss) gain on curtailment				0.6	(1.5)
Recognized loss on settlement				0.4	0.5
Net periodic benefit cost (credit)				17.3	19.4	14.5
Net gain amount on curtailments and settlement				(0.6)	1.5
U.S. Postretirement Health Benefits
Components of net periodic benefit cost:
Interest cost				0.3	0.3
U.S. Postretirement Health Benefits | OCP and DES businesses
Components of net periodic benefit cost:
Recognized (loss) gain on curtailment					(13.1)
Net gain amount on curtailments and settlement					13.1
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost:
Interest cost				0.3	0.3	0.5
Recognized net actuarial loss				2.8	2.5	2.7
Amortization of prior service cost (credit)				(3.3)	(4.1)	(4.8)
Net periodic benefit cost (credit)				(0.2)	(1.3)	(1.6)
U.S. plans | OCP and DES businesses
Components of net periodic benefit cost:
Recognized (loss) gain on curtailment					10.4
Net gain amount on curtailments and settlement					$ (10.4)